RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (257)	$ (654)
Changes in fair value recognized in OCI	159	(65)	$ (27)
Amounts reclassified from OCI to income	1,241	(370)	(814)
Balance, end of year	(1,392)	(257)	(654)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	99	(10)
Changes in fair value (hedge ineffectiveness)	(11)	(12)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	189	(31)
Amounts reclassified from OCI to income	(207)	169
Acquisitions, settlements and other	(1,202)	287
Foreign exchange gain (loss)	(3)	(6)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(198)	(132)
Balance, end of year	12	(198)	(132)
Energy derivative contracts | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	220	(117)
Changes in fair value (hedge ineffectiveness)	(2)	2
Energy derivative contracts | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	92	(132)
Amounts reclassified from OCI to income	(110)	142
Acquisitions, settlements and other	10	39
Foreign exchange gain (loss)	0	0
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	247	(63)
Balance, end of year	135	247	(63)
Interest rate swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(7)	260
Changes in fair value (hedge ineffectiveness)	0	(1)
Interest rate swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	22	38
Amounts reclassified from OCI to income	(110)	5
Acquisitions, settlements and other	(14)	14
Foreign exchange gain (loss)	(3)	(6)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(61)	25
Balance, end of year	(284)	(61)	25
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(131)	(78)
Changes in fair value (hedge ineffectiveness)	0	0
Foreign exchange swaps | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	2	87
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(94)	(95)
Foreign exchange gain (loss)	0	0
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	296	0
Balance, end of year	171	296	0
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Investments in debt and equity securities | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	11	4
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(136)	292
Foreign exchange gain (loss)	0	0
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(353)	(455)
Balance, end of year	(935)	(353)	(455)
Tax equity | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value (hedge ineffectiveness)	0	0
Tax equity | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	94	83
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(676)	19
Foreign exchange gain (loss)	0	0
IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(188)	(29)
Balance, end of year	(491)	(188)	$ (29)
IFRS 9 PPAs | Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	17	(75)
Changes in fair value (hedge ineffectiveness)	(9)	(13)
IFRS 9 PPAs | Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value (hedge ineffectiveness)	(32)	(111)
Amounts reclassified from OCI to income	13	22
Acquisitions, settlements and other	(292)	18
Foreign exchange gain (loss)	$ 0	$ 0